North Square Trilogy Alternative Return Fund
SCHEDULE OF INVESTMENTS
August 31, 2021 (Unaudited)

Number of Shares				Value
		COMMON STOCKS - 34.2%
		CONSUMER DISCRETIONARY - 5.9%
		Household Durables - 2.0%
5,295		Garmin Ltd.[1]		$923,607

		Multiline Retail - 1.4%
2,663		Target Corp.		657,708

		Restaurants and Bars - 1.2%
2,403		McDonald's Corp.		570,616

		Specialty Retail - 1.3%
1,825		The Home Depot, Inc.		595,278
		TOTAL CONSUMER DISCRETIONARY		2,747,209

		CONSUMER STAPLES - 3.3%
		Food & Staples Retailing - 2.2%
4,523		Sysco Corp.		360,257
4,413		Walmart Inc.		653,565
				1,013,822
		Food Products - 0.4%
3,744		General Mills, Inc.		216,441

		Household Products - 0.7%
2,298		Procter & Gamble		327,212
		TOTAL CONSUMER STAPLES		1,557,475

		FINANCIALS - 4.0%
		Banks - 3.0%
19,787		Fifth Third Bancorp		768,923
10,791		Truist Financial Corp.		615,734
				1,384,657
		Insurance - 1.0%
8,647		Aflac, Inc.		490,112
		TOTAL FINANCIALS		1,874,769

		HEALTH CARE - 6.8%
		Health Care Equipment & Supplies - 1.5%
5,481		Abbott Laboratories		692,634

		Pharmaceuticals - 5.3%
4,207		Eli Lilly and Co.		1,086,626
3,097		Johnson & Johnson		536,184
5,288		Merck & Co., Inc.		403,421
10,369		Pfizer Inc.		477,700
				2,503,931
		TOTAL HEALTH CARE		3,196,565

		INDUSTRIALS - 3.6%
		Aerospace & Defense - 0.3%
371		Lockheed Martin Corp.		133,486

		Commercial Services & Supplies - 1.6%
4,719		Waste Management, Inc.		731,964

		Machinery - 1.0%
2,033		Illinois Tool Works Inc.		473,405

		Trading Companies & Distributors - 0.7%
756		W.W. Grainger, Inc.		327,877
		TOTAL INDUSTRIALS		1,666,732

		INFORMATION TECHNOLOGY - 7.2%
		Communications Equipment - 1.6%
12,699		Cisco Systems, Inc.		749,495

		IT Services - 1.1%
3,880		International Business Machines Corp.		544,519

		Software - 2.1%
3,202		Microsoft Corp.		966,620

		Technology Hardware, Storage & Peripherals - 2.4%
7,416		Apple Inc.		1,125,971
		TOTAL INFORMATION TECHNOLOGY		3,386,605

		TELECOMMUNICATIONS EQUIPMENT - 1.0%
		Telecommunications Equipment - 1.0%
1,910		L3Harris Technologies, Inc.		445,049
		TOTAL TELECOMMUNICATIONS EQUIPMENT		445,049

		UTILITIES - 2.4%
		Electric Utilities - 1.8%
3,195		Eversource Energy		289,883
8,526		The Southern Co.		560,414
				850,297
		Multi-Utilities - 0.6%
3,211		Dominion Energy, Inc.		249,944
		TOTAL UTILITIES		1,100,241

		TOTAL COMMON STOCKS
		(Cost $6,774,722)		15,974,645

		EXCHANGE TRADED FUNDS (ETFS) - 54.0%
25,250		iShares® Broad USD High Yield Corporate Bond ETF		1,053,935
26,320		iShares® Core Dividend Growth ETF		1,390,749
38,500		iShares® MBS ETF		4,180,715
17,382		Schwab® US Dividend Equity ETF		1,350,582
200,900		SPDR® Portfolio Intermediate Term Corporate Bond ETF		7,397,138
65,900		SPDR® Portfolio Long-Term Corporate Bond ETF		2,121,321
133,700		SPDR® Portfolio Short-Term Corporate Bond ETF		4,183,473
65,100		VanEck Vectors® Fallen Angel High Yield Bond ETF		2,166,528
8,734		Vanguard® Dividend Appreciation ETF		1,418,314
		TOTAL ETFS
		(Cost $22,671,694)		25,262,755

		PURCHASED OPTIONS - 13.5%
		CALL OPTIONS - 11.0%
10		S&P 500® Index, Expiration Date: September 2021, Exercise Price $4,575.00	4,522,680	13,950
15		S&P 500® Index, Expiration Date: September 2021, Exercise Price $4,550.00	6,784,020	22,350
15		S&P 500® Index, Expiration Date: September 2021, Exercise Price $4,550.00	6,784,020	53,775
10		S&P 500® Index, Expiration Date: September 2021, Exercise Price $4,600.00	4,522,680	14,800
15		S&P 500® Index, Expiration Date: October 2021, Exercise Price $4,600.00	6,784,020	32,850
15		S&P 500® Index, Expiration Date: October 2021, Exercise Price $4,650.00	6,784,020	21,075
20		S&P 500® Index, Expiration Date: December 2021, Exercise Price $3,100.00	9,045,360	2,852,000
10		S&P 500® Index, Expiration Date: December 2022, Exercise Price $2,400.00	4,522,680	2,105,000
				5,115,800
		PUT OPTIONS - 2.5%
15		S&P 500® Index, Expiration Date: September 2021, Exercise Price $4,200.00	6,300,000	3,487
15		S&P 500® Index, Expiration Date: September 2021, Exercise Price $4,350.00	6,525,000	7,275
15		S&P 500® Index, Expiration Date: September 2021, Exercise Price $4,400.00	6,600,000	22,650
15		S&P 500® Index, Expiration Date: September 2021, Exercise Price $4,200.00	6,300,000	17,250
15		S&P 500® Index, Expiration Date: September 2021, Exercise Price $4,450.00	6,675,000	47,550
15		S&P 500® Index, Expiration Date: October 2021, Exercise Price $4,250.00	6,375,000	29,025
15		S&P 500® Index, Expiration Date: October 2021, Exercise Price $4,300.00	6,450,000	43,800
5		S&P 500® Index, Expiration Date: December 2021, Exercise Price $3,200.00	1,600,000	6,800
5		S&P 500® Index, Expiration Date: December 2021, Exercise Price $3,150.00	1,575,000	6,275
10		S&P 500® Index, Expiration Date: December 2021, Exercise Price $3,050.00	3,050,000	10,700
10		S&P 500® Index, Expiration Date: December 2021, Exercise Price $3,000.00	3,000,000	9,950
10		S&P 500® Index, Expiration Date: December 2021, Exercise Price $2,900.00	2,900,000	8,450
15		S&P 500® Index, Expiration Date: December 2021, Exercise Price $2,825.00	4,237,500	11,325
10		S&P 500® Index, Expiration Date: June 2022, Exercise Price $3,750.00	3,750,000	117,850
20		S&P 500® Index, Expiration Date: June 2022, Exercise Price $3,525.00	7,050,000	178,100
15		S&P 500® Index, Expiration Date: June 2022, Exercise Price $3,325.00	4,987,500	103,500
10		S&P 500® Index, Expiration Date: June 2022, Exercise Price $3,400.00	3,400,000	75,900
10		S&P 500® Index, Expiration Date: December 2022, Exercise Price $4,000.00	4,000,000	239,950
80		SPDR® S&P 500® ETF Trust, Expiration Date: June 2022, Exercise Price $300.00	2,400,000	36,080
160		SPDR® S&P 500® ETF Trust, Expiration Date: June 2022, Exercise Price $285.00	4,560,000	58,720
60		SPDR® S&P 500® ETF Trust, Expiration Date: June 2022, Exercise Price $290.00	1,740,000	23,580
115		SPDR® S&P 500® ETF Trust, Expiration Date: June 2022, Exercise Price $295.00	3,392,500	48,473
30		SPDR® S&P 500® ETF Trust, Expiration Date: June 2023, Exercise Price $375.00	1,125,000	72,000
				1,178,690
		TOTAL PURCHASED OPTIONS
		(Cost $5,698,669)		6,294,490

		SHORT-TERM INVESTMENT - 1.5%
705,577		First American Treasury Obligations Fund - Class X, 0.01%[2]		705,577
		TOTAL SHORT-TERM INVESTMENT
		(Cost $705,577)		705,577

		TOTAL INVESTMENTS - 103.2%
		(Cost $35,850,662)		48,237,467
		Liabilities in Excess of Other Assets - (3.2)%		(1,481,623)
		TOTAL NET ASSETS - 100.0%		$46,755,844

	[1]	Foreign security denominated in U.S. Dollars.
	[2]	The rate is annualized seven-day yield at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See accompanying Notes to Schedule of Investments.

North Square Trilogy Alternative Return Fund
SCHEDULE OF OPTIONS WRITTEN
August 31, 2021 (Unaudited)

Contracts		Notional Amount	Value
	CALL OPTIONS
	S&P 500® Index
15	Expiration: September 2021, Exercise Price: $4,400.00	$6,784,020	$201,525
15	Expiration: September 2021, Exercise Price: $4,400.00	6,784,020	226,500
15	Expiration: October 2021, Exercise Price: $4,500.00	6,784,020	129,750
15	Expiration: October 2021, Exercise Price: $4,500.00	6,784,020	174,375
15	Expiration: June 2023, Exercise Price: $5,000.00	6,784,020	290,625
			1,022,775
	PUT OPTIONS
	S&P 500® Index
15	Expiration: September 2021, Exercise Price: $4,250.00	6,375,000	11,325
15	Expiration: September 2021, Exercise Price: $4,250.00	6,375,000	4,313
15	Expiration: September 2021, Exercise Price: $4,350.00	6,525,000	30,075
15	Expiration: September 2021, Exercise Price: $4,400.00	6,600,000	10,275
15	Expiration: September 2021, Exercise Price: $4,400.00	6,600,000	37,275
15	Expiration: October 2021, Exercise Price: $4,500.00	6,750,000	93,825
15	Expiration: October 2021, Exercise Price: $4,450.00	6,675,000	61,500
15	Expiration: December 2022, Exercise Price: $3,550.00	3,550,000	151,000
			399,588
	TOTAL WRITTEN OPTIONS
	(Premium received $1,560,861)		1,422,363

North Square Oak Ridge Trilogy Alternative Return Fund
SUMMARY OF INVESTMENTS
August 31, 2021 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Information Technology	7.2%
Health Care	6.8%
Consumer Discretionary	5.9%
Financials	4.0%
Industrials	3.6%
Consumer Staples	3.3%
Utilities	2.4%
Telecommunications Equipment	1.0%
Total Common Stocks	34.2%
ETFs	54.0%
Purchased Options
Call Options	11.0%
Put Options	2.5%
Total Purchased Options	13.5%
Short-Term Investment	1.5%
Total Investments	103.2%
Liabilities in Excess of Other Assets	(3.2)%
Total Net Assets	100.0%

North Square Oak Ridge Trilogy Alternative Return Fund
NOTES TO SCHEDULE OF INVESTMENTS
August 31, 2021 (Unaudited)

Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of August 31, 2021, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks[1]	$15,974,645	$-	$-	$15,974,645
ETFs	25,262,755	-	-	$25,262,755
Purchased Options	-	6,294,490	-	6,294,490
Short-Term Investment	705,577	-	-	705,577
Total	$41,942,977	$6,294,490	$-	$48,237,467
Written Options	$-	$1,422,363	$-	$1,422,363

*	The Fund did not hold any Level 3 securities at period end.